Calvert

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September 30, 2002

Annual Report

Calvert Social Index Fund

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Table of Contents

President's Letter	1
Social Update	3
Portfolio Manager Remarks	4
Independent Auditors' Report	7
Statement of Net Assets	8
Statement of Operations	27
Statements of Changes in Net Assets	28
Notes to Financial Statements	30
Financial Highlights	35
Explanation of Financial Tables	37
Director and Officer Information Table	40

Dear Shareholders:

The last twelve months have been difficult ones for all investors, with most equity funds and benchmarks losing ground.  Corporate scandals, global economic uncertainty, and the threat of war, have all contributed to current market declines, and we at Calvert understand how concerned our shareholders are about their accounts.

As we have stressed in the past, we believe that it is important to take a long-term view in times like these.  The stock market moves in cycles, periodically experiencing sharp downturns, but over long periods, its general direction has been up.  Historically, there has been no better way to accumulate assets over the long-term than to invest in stocks, with the allocation to stocks based on your time frame and risk tolerance.

Frequently, volatile market periods remind us of the need to properly assess our risk tolerance.  While we previously might have felt comfortable with the range of ups and downs in the value of our account, this prolonged period of volatility may well suggest that for some of us, a re-evaluation of the risk profile of our investment is in order.  Your financial advisor can assist you in that effort.

Diversification has also proven to be helpful this year.  Recent market conditions, now more than ever, prove the value of spreading one's assets across stocks, bonds and cash.  Over the last year, the bond indices are up, versus double-digit declines in nearly all stock indexes.   Money market returns were modestly positive as well, and municipal bond funds continued to provide attractive after-tax yields.

We believe that recent revelations about corporate misdoings can only make more valuable our commitment to reinforcing corporate responsibility, both through our investment analysis and our shareholder advocacy program.  Calvert has been recognized as one of the world's leading providers of social responsibility research, selected by institutions including the World Bank to analyze the behavior of corporations worldwide.

Calvert has also been recognized for our investment expertise, our commitment to local communities and our social responsibility by the District of Columbia, which has selected Calvert to run its 529 College Savings program.  In addition, two of our funds are featured in the Pennsylvania Tuition Account Plan.  We are very excited about these new opportunities to help families save for their children's education.

We understand that as investors you may be frustrated by recent market developments, but we urge you to stay the course.  It is only through disciplined, long-term investment programs that most people can meet their goals.  We will continue to provide you with quality investments -- and a commitment toward a better world -- through the full line-up of Calvert mutual funds.

Sincerely,

/s/ Barbara J. Krumsiek

President and CEO

November 7, 2002

Social Update

Electronic Waste

Calvert has had great success with shareholder activism in the area of electronic waste in the 2001-2 proxy season. We filed resolutions and engaged in dialogue with six computer manufacturers, asking them to report on the feasibility of adopting an electronic waste policy for the disposal of millions of old computers. Each unit contains eight pounds of hazardous materials, posing serious environmental health risks in the US and abroad.

Of the six firms Calvert approached, Dell and Apple agreed to conduct the feasibility study and will produce a report for shareholders by the end of this year. Calvert will continue to dialogue with the other firms (IBM, Gateway, and Hewlett-Packard/Compaq) into the next proxy season.

Community Leadership Recognition

Calvert was named one of 22 companies that form the region's "Circle of Community Leaders" by the Washington Business Journal. The designation is based on charitable and in-kind giving, and the high level of volunteerism among Calvert associates.

In Support of Disclosure

Calvert supports the SEC's proposal to require mutual fund companies and investment advisors to disclose their proxy voting practices. (In June 2000, Calvert was among the first mutual fund companies to publish its proxy voting record and guidelines on the Web.)  Calvert believes disclosure of proxy information is critical to investors and we will continue to support the proposal during the SEC's comment period.

Rebuilding: Corporate Ethics and Governance

In response to ongoing reports of irregular corporate accounting and business practices, Calvert is expanding its corporate governance analysis as part of our investment process. Learn more about these new guidelines in our special Web-based report, Rebuilding: Corporate Ethics and Investor Confidence, accessed from www.calvert.com. The Report also features market commentary and perspectives on corporate governance issues from senior Calvert investment staff.

CAMCO Vice President of Equities, John Nichols

How did the Fund perform?

Calvert Social Index Fund's Class A shares returned --22.27% for the twelve months ended September 30, 2002.  Calvert Social Index, the index that the Fund is designed to replicate, returned --21.69% for the same period.

What was the investment climate?

The declines seen in the Fund's performance and that of its benchmark mirrored the trend in the U.S. equity market as other indicators, such as the S&P 500 (-20.47%) and the Russell 1000 (-19.51%), posted sizable losses as well.  The reason for wholesale declines across these indicators came as no surprise: Overall weakness in the U.S. economy and concerns over global strife weighed heavily on equity markets during the past twelve months, and the market's initial bounce-back from the events of September 11 evaporated as poor economic news weakened investors' confidence.

What was your strategy?

The investment strategy of the Fund is to match as closely as possible the holdings of Calvert Social Index.  We do this by purchasing all of the stocks in Calvert Social Index at the same weighting as in the Index.  Due to the costs of buying and selling stocks, Fund expenses, and the Fund's small cash position, performance will vary slightly from that of the Index.  Transaction costs and Fund expenses will always be a performance negative relative to the Index.  In a declining market like the one experienced since the Fund's inception in 2000, even a very small cash position proves beneficial.

While the Fund performed in line with the Index after adjusting for factors already cited, the Index and the Fund underperformed other well-known equity market benchmarks.  This degree of underperformance is largely attributable to the Index's bias towards growth stocks relative to the Russell 1000.  During the period September 30, 2001 through September 30, 2002, value stocks, as measured by the Russell 1000 Value Index (-16.95%), outperformed growth stocks, as measured by the Russell 1000 Growth Index (-22.51%), by 5.56%.

Portfolio

Statistics

September 30, 2002

Investment Performance

	6 Months	12 Months
	ended	ended
	9/30/02	9/30/02
Class A	(30.36%)	(22.27%)
Class B	(30.70%)	(23.05%)
Class C	(30.67%)	(23.00%)
Class I	(30.26%)	(21.99%)

Calvert Social Index	(30.07%)	(21.69%)
Lipper Large Cap
Growth Funds Avg.	(29.71%)	(22.06%)

Ten Largest Stock Holdings

% of Net Assets
Microsoft Corp.	4.6%
Pfizer, Inc.	4.1%
Johnson & Johnson	3.7%
American International Group	2.9%
Merck & Co., Inc.	2.4%
International Business Machines Corp.	2.2%
Intel Corp.	2.1%
Bank of America Corp.	2.0%
Wells Fargo & Co.	1.9%
Cisco Systems, Inc.	1.7%
Total	27.6%

Asset Allocation

Stocks	98%
Cash & Cash Equivalents	2%
100%

Investment performance does not reflect the deduction of any front-end or deferred sales charge.

Source: Lipper Analytical Services, Inc.

Portfolio Statistics

September 30, 2002

Average Annual Total Returns

Class A Shares
One year	(25.95%)
Since inception	(27.84%)
(6/30/00)

Class B Shares
One year	(26.90%)
Since inception	(28.25%)
(6/30/00)

Class C Shares
One year	(23.77%)
Since inception	(26.96%)
(6/30/00)

Class I Shares
One year	(21.99%)
Since inception	(25.96%)
(6/30/00)

What is your Outlook?

For equity markets to recover from the new lows posted in September, investors must find reasons to have confidence in companies, the U.S. economy, and the global economy, and have reason to be more optimistic about global events.  By some measures, U.S. equity markets may still be over-valued relative to historical averages.  If that is the case, middling equity market returns may be the norm over the next few years.  However, many factors in the U.S. economy bode well for equity markets. Consumers continue to provide strong support for the economy and interest rates remain very low. These factors suggest that a recovery in the markets and the economy may not be far away.  For a sustainable recovery, investors must not only have a positive outlook for the economy but have reasons to replace uncertainty with confidence regarding the global conflicts that are acted out daily.

November 7, 2002

Performance Comparison

Comparison of change in value of $10,000 investment. (Source: Lipper Analytical Services, Inc.)

[INSERT LINE GRAPH HERE]

Total returns assume reinvestment of dividends and reflect the deduction of the Fund's maximum front-end or deferred sales charge. No sales charge has been applied to the indices used for comparison. The graph and table do not reflect the deduction of taxes that a shareholder would pay on the Fund's distributions or the redemption of Fund shares. Past performance is no guarantee of future results.

Portfolio Statistics

September 30, 2002

Portfolio Characteristics

	Calvert	Calvert
	Social	Social
	Index Fund	Index
Number of Stocks	634	637
Median Market Capitalization ($bil)	30.44	30.44
(by portfolio weight)
Price/Earnings Ratio	24.72	24.67
Earnings Per Share Growth	13.72%	13.72%
Yield	1.48%	1.48%
(return on capital investment)

Source: Vestek

Volatility Measures*	Versus
	Calvert	Versus
	Social	S&P 500
	Index	Index
Beta1	1	1.16
R-Squared2	100.00%	97.10%

1	Measure of volatility compared to the index indicated (beta of 1). The higher the beta, the higher the risk and potential reward compared to the index.
2

Measures the degree to which changes in the value of the Fund are explained by changes in the value of the index. 0% indicates no relationship while 100% indicates all such variance in the Fund relates to variance in the index.

*Based on monthly returns for the Fund and the indexes for the period from  the Fund's inception (6/30/00) through September 30, 2002.

Source: Zephyr's Style Advisor

Independent Auditors' Report

To the Board of Directors of The Calvert Social Index Series, Inc. and Shareholders of Calvert Social Index Fund:

We have audited the accompanying statement of net assets of Calvert Social Index Fund (the "Fund"), the sole series of the Calvert Social Index Series, Inc., as of September 30, 2002, and the related statements of operations, changes in net assets, and financial highlights for the year then ended.  These financial statements and financial highlights are the responsibility of the Funds' management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.  The financial statements and financial highlights for the periods presented through September 30, 2001 of the Fund were audited by other auditors, whose report dated November 16, 2001 expressed an unqualified opinion thereon.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights.  Our procedures included confirmation of securities owned as of September 30, 2002, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Calvert Social Index Fund as of September 30, 2002, the results of its operations, changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Philadelphia, Pennsylvania

November 15, 2002

Statement of Net Assets

September 30, 2002

Equity Securities - 97.5%	Shares	Value
Advertising Agencies - 0.4%
Catalina Marketing Corp.*	270	$7,582
Harte-Hanks, Inc.	300	5,583
Lamar Advertising Co.*	400	12,140
Omnicom Group, Inc.	1,019	56,738
Valassis Communications, Inc.*	337	11,818
		93,861

Air Transportation - 0.3%
Atlantic Coast Airlines Holdings, Inc.*	200	1,850
Continental Airlines, Inc.*	370	1,994
Delta Air Lines, Inc.	644	5,983
Expeditors International Washington, Inc.	520	14,529
Skywest, Inc.	318	4,166
Southwest Airlines Co.	3,776	49,314
		77,836

Auto Parts - After Market - 0.2%
Advance Auto Parts*	100	5,274
Genuine Parts Co.	961	29,445
		34,719

Auto Parts - Original Equipment - 0.0%
Visteon Corp.	679	6,430

Auto Trucks & Parts - 0.1%
ArvinMeritor, Inc.	400	7,480
Gentex Corp.*	428	11,629
		19,109

Banks - New York City - 1.3%
Bank of New York Co., Inc.	3,975	114,242
J.P. Morgan Chase & Co.	10,282	195,255
		309,497

Banks - Outside New York City - 13.6%
AmSouth Bancorp.	1,938	40,194
Associated Banc-Corp.	430	13,644
BancorpSouth, Inc.	447	8,806
Bank of America Corp.	7,407	472,567
Bank of Hawaii Corp.	400	11,160
Bank One Corp.	6,412	239,809
Banknorth Group, Inc.	809	19,214
BB&T Corp.	2,576	90,263
Chittenden Corp.	200	5,920
Citizens Banking Corp.	200	4,834
City National Corp.	200	9,354
Colonial Bancgroup, Inc.	600	7,440
Comerica, Inc.	984	47,448
Commerce Bancorp., Inc.	384	15,940
Commerce Bancshares, Inc.	294	$11,487
Community First Bankshares, Inc.	200	5,576
Compass Bancshares, Inc.	666	19,734
Cullen/Frost Bankers, Inc.	260	8,879
Fifth Third Bancorp.	2,649	162,198
First Midwest Bancorp., Inc.	307	8,246
First Tennessee National Corp.	668	23,160
First Virginia Banks, Inc.	350	13,055
FirstMerit Corp.	500	10,710
FleetBoston Financial Corp.	5,686	115,596
Fulton Financial Corp.	581	10,923
Greater Bay Bancorp.	300	5,457
Hibernia Corp.	903	18,051
Hudson United Bancorp.	208	5,533
Huntington Bancshares, Inc.	1,310	23,829
Investors Financial Services Corp.	380	10,287
KeyCorp Ltd.	2,284	57,031
M&T Bank Corp.	437	34,440
Marshall & Ilsley Corp.	1,100	30,679
Mellon Financial Corp.	2,411	62,517
Mercantile Bankshares Corp.	409	15,612
National City Corp.	3,281	93,607
National Commerce Financial Corp.	1,108	27,755
North Fork Bancorp., Inc.	916	34,661
Northern Trust Corp.	1,023	38,567
Old National Bancorp.	294	7,309
Park National Corp.	100	9,370
PNC Financial Services Group, Inc.	1,581	66,671
Popular, Inc.	615	19,434
Regions Financial Corp.	1,206	39,400
Silicon Valley Bancshares*	250	4,232
Sky Financial Group, Inc.	430	8,561
South Financial Group, Inc.	200	4,218
SouthTrust Corp.	1,809	43,868
Southwest Bancorp of Texas, Inc.*	200	7,282
State Street Corp.	1,742	67,311
SunTrust Banks, Inc.	1,314	80,785
Synovus Financial Corp.	1,410	29,074
TCF Financial Corp.	429	18,160
Trustmark Corp.	300	6,876
Union Planters Corp.	1,109	30,453
United Bankshares, Inc.	200	5,802
US Bancorp.	10,461	194,365
Valley National Bancorp.	531	14,125
Wachovia Corp.	7,492	244,913
Wells Fargo & Co.	9,261	446,010
Westamerica Bancorp.	158	6,364
Whitney Holding Corp.	200	6,382
Wilmington Trust Corp.	386	11,163
Zions Bancorp.	508	22,113
		3,228,424

Biotechnology Research & Production - 1.9%
Abgenix, Inc.*	380	$2,466
Amgen, Inc.*	6,407	267,172
Biogen, Inc.*	857	25,084
Celera Genomics Group - Applera Corp.*	400	3,180
Cephalon, Inc.*	250	10,205
Chiron Corp.*	587	20,510
Enzon, Inc.*	200	3,848
Genzyme Corp. - General Division*	1,180	24,320
Icos Corp.*	300	6,291
Idec Pharmaceuticals Corp.*	860	35,707
Invitrogen Corp.*	315	10,732
Millennium Pharmaceuticals, Inc.*	1,416	13,197
OSI Pharmaceuticals, Inc.*	153	2,596
Protein Design Labs, Inc.*	500	4,150
Quintiles Transnational Corp.*	602	5,725
Transkaryotic Therapies, Inc.*	200	6,524
		441,707

Building - Air Conditioning - 0.0%
York International Corp.	170	4,794

Building Materials - 0.2%
Masco Corp.	2,618	51,182

Chemicals - 0.6%
Air Products & Chemicals, Inc.	1,200	50,412
Cabot Microelectronics Corp.*	105	3,910
Ecolab, Inc.	585	24,412
Praxair, Inc.	910	46,510
Sigma-Aldrich Corp.	360	17,737
		142,981

Communications & Media - 1.2%
AOL Time Warner, Inc.*	23,342	273,101

Communications Technology - 2.8%
3Com Corp.*	1,905	7,506
ADC Telecommunications, Inc.*	4,357	5,011
Advanced Fibre Communications*	457	6,064
Black Box Corp.*	87	2,888
Brocade Communications Systems, Inc.*	1,299	9,782
CIENA Corp.*	2,344	6,962
Cisco Systems, Inc.*	39,887	418,016
Commscope, Inc.*	300	2,034
CSG Systems International, Inc.*	300	3,270
Extreme Networks, Inc.*	601	2,530
JDS Uniphase Corp.*	6,570	12,798
Juniper Networks, Inc.*	1,722	8,266
Lucent Technologies, Inc.*	18,656	14,179
NCR Corp.*	524	10,375
Qualcomm, Inc.*	4,233	116,915
Scientific-Atlanta, Inc.	892	11,159
Symbol Technologies, Inc.	1,202	9,219
Tellabs, Inc.*	2,045	$8,323
UTStarcom, Inc.*	445	6,795
		662,092

Computer Services, Software & Systems - 7.1%
Acxiom Corp.*	495	7,019
Adobe Systems, Inc.	1,264	24,142
Amdocs Ltd.*	1,018	6,515
American Management Systems, Inc.*	250	3,183
Ascential Software Corp.*	1,377	2,558
Autodesk, Inc.	600	7,602
BEA Systems, Inc.*	2,042	10,578
BMC Software, Inc.*	1,278	16,703
CACI International, Inc.*	200	7,090
Cadence Design Systems, Inc.*	1,400	14,238
Ceridian Corp.*	744	10,602
Check Point Software Technologies Ltd.*	998	13,713
Citrix Systems, Inc.*	922	5,560
Computer Associates International, Inc.	2,519	24,182
Compuware Corp.*	1,927	5,877
Electronics for Imaging*	300	4,476
Fair, Issac & Co., Inc.	300	9,810
Intuit, Inc.*	1,039	47,306
JD Edwards & Co.*	533	4,930
Mentor Graphics Corp.*	383	1,869
Mercury Interactive Corp.*	465	7,979
Microsoft Corp.*	25,263	1,105,004
National Instruments Corp.*	200	4,378
NDCHealth Corp.	200	3,110
NETIQ Corp.*	332	4,814
Novell, Inc.*	1,993	4,185
Oracle Corp.*	22,400	176,064
Overture Services, Inc.*	300	7,071
Parametric Technology Corp.*	1,369	2,464
Peoplesoft, Inc.*	1,445	17,875
QLogic Corp.*	508	13,228
Rational Software Corp.*	1,093	4,722
Retek, Inc.*	324	1,166
Reynolds & Reynolds Co.	417	9,358
Sabre Holdings Corp.*	783	15,151
Siebel Systems, Inc.*	2,296	13,202
Sybase, Inc.*	551	6,403
Symantec Corp.*	800	26,936
VeriSign, Inc.*	1,210	6,111
Veritas Software Corp.*	2,258	33,215
		1,690,389

Computer Technology - 5.2%
Apple Computer, Inc.*	1,931	27,999
Avaya, Inc.*	1,925	2,753
Dell Computer Corp.*	12,500	293,875
Electronic Data Systems Corp.	2,600	36,348
EMC Corp.*	12,052	55,078
Emulex Corp.*	461	$5,191
Gateway, Inc.*	1,181	3,507
Hewlett-Packard Co.	15,009	175,155
Ingram Micro, Inc.*	539	7,169
International Business Machines Corp.	9,211	537,830
Maxtor Corp.*	1,269	3,312
Network Appliance, Inc.*	1,840	13,487
Nvidia Corp.*	664	5,684
Perot Systems Corp.*	396	3,683
Quantum Corp. - DLT & Storage System Group*	816	1,803
Storage Technology Corp.*	560	5,886
Sun Microsystems, Inc.*	17,720	45,895
Synopsys, Inc.*	369	14,077
Zebra Technologies Corp.*	100	5,269
		1,244,001

Consumer Electronics - 0.4%
DoubleClick, Inc.*	656	3,372
Earthlink, Inc.*	640	3,418
Electronic Arts, Inc.*	700	46,172
Harman International Industries, Inc.	142	7,348
Yahoo, Inc.*	2,272	21,743
		82,053

Consumer Products - 0.7%
American Greetings Corp.	300	4,830
Gillette Co.	5,235	154,956
Snap-On, Inc.	300	6,894
Tupperware Corp.	260	4,321
		171,001

Containers & Packaging - Metal & Glass - 0.0%
Aptargroup, Inc.	157	4,219

Containers & Packaging - Paper & Plastic - 0.0%
Sealed Air Corp.*	500	8,445

Cosmetics - 0.3%
Avon Products, Inc.	1,252	57,717
Estee Lauder Co.'s, Inc.	684	19,658
		77,375

Diversified Financial Services - 2.1%
American Express Co.	6,414	199,989
Bisys Group, Inc.*	600	10,026
Goldman Sachs Group, Inc.	1,359	89,735
Marsh & McLennan Co.'s	2,938	122,338
SLM Corp.	810	75,443
		497,531

Diversified Production - 0.3%
Danaher Corp.	600	$34,110
Dover Corp.	1,098	27,867
Pentair, Inc.	250	9,293
		71,270

Drug & Grocery Store Chains - 1.1%
CVS Corp.	2,128	53,945
Supervalu, Inc.	686	11,079
Walgreen Co.	5,593	172,041
Whole Foods Market, Inc.*	336	14,394
		251,459

Drugs & Pharmaceuticals - 12.6%
Alkermes, Inc.*	300	2,367
Allergan, Inc.	682	37,101
AmerisourceBergen Corp.	552	39,424
Barr Laboratories, Inc.*	193	12,022
Cardinal Health, Inc.	2,461	153,074
Forest Laboratories, Inc.*	975	79,960
Gilead Sciences, Inc.*	1,034	34,670
IVAX Corp.*	953	11,693
Johnson & Johnson	16,237	878,097
Medicis Pharmaceutical Corp.*	150	6,130
Medimmune, Inc.*	1,132	23,625
Merck & Co., Inc.	12,301	562,279
Pfizer, Inc.	33,768	979,947
Schering-Plough Corp.	7,969	169,899
Scios, Inc.*	300	7,635
SICOR, Inc.*	399	6,069
Vertex Pharmaceuticals, Inc.*	462	8,542
		3,012,534

Education Services - 0.2%
Apollo Group, Inc.*	593	25,754
Career Education Corp.*	292	14,018
DeVry, Inc.*	300	5,586
ITT Educational Services, Inc.*	300	5,631
		50,989

Electrical - Household Appliances - 0.1%
Maytag Corp.	360	8,345
Whirlpool Corp.	400	18,344
		26,689

Electronic Equipment & Components - 0.2%
Ametek, Inc.	200	5,824
Molex, Inc., Class A	400	8,400
SPX Corp.*	200	20,180
		34,404

Electronics - 0.1%
AVX Corp.	300	$2,598
Garmin Ltd.*	200	3,710
Sanmina-SCI Corp.*	2,885	7,992
Semtech Corp.*	406	3,938
Tektronix, Inc.*	500	8,215
		26,453

Electronics - Medical Systems - 1.3%
Affymetrix, Inc.*	300	6,240
Medtronic, Inc.	6,646	279,930
Varian Medical Systems, Inc.*	394	16,938
		303,108

Electronics - Semiconductors / Components - 4.0%
Advanced Micro Devices, Inc.*	1,829	9,767
Agere Systems, Inc.*	4,900	4,851
Altera Corp.*	2,119	18,372
Analog Devices, Inc.*	1,991	39,223
Applied Micro Circuits Corp.*	1,620	4,633
Arrow Electronics, Inc.*	534	6,744
Atmel Corp.*	2,314	2,434
Avnet, Inc.	618	6,668
Broadcom Corp.*	1,101	11,759
Conexant Systems, Inc.*	1,400	1,554
Fairchild Semiconductor International, Inc.*	440	4,167
Integrated Circuit Systems, Inc.*	300	4,710
Integrated Device Technology, Inc.*	573	5,982
Intel Corp.	36,270	503,790
Intersil Corp.*	700	9,072
Jabil Circuit, Inc.*	891	13,169
Lattice Semiconductor Corp.*	575	3,576
Linear Technology Corp.	1,701	35,245
LSI Logic Corp.*	2,000	12,700
Marvell Technology Group Ltd.*	487	7,719
Micrel, Inc.*	399	2,458
Microchip Technology, Inc.*	1,100	22,495
Micron Technology, Inc.*	2,973	36,776
PMC - Sierra, Inc.*	926	3,593
RF Micro Devices, Inc.*	918	5,508
Texas Instruments, Inc.	9,475	139,946
Triquint Semiconductor, Inc.*	627	2,213
Xilinx, Inc.*	1,860	29,459
		948,583

Electronics - Technology - 0.1%
Coherent, Inc.*	200	3,650
Solectron Corp.*	4,498	9,491
Titan Corp.*	383	3,677
		16,818

Energy Miscellaneous - 0.0%
Calpine Corp.*	2,049	5,061

Engineering & Contracting Services - 0.0%
Jacobs Engineering Group, Inc.*	206	$6,361

Finance Companies - 0.2%
Capital One Financial Corp.	1,222	42,672

Finance - Mortgage Loan/Banker - 0.0%
Doral Financial Corp.	300	7,242

Finance - Small Loan - 0.0%
AmeriCredit Corp.*	500	4,035

Financial Data Processing Services - 1.9%
Advent Software, Inc.*	140	1,603
Affiliated Computer Services, Inc.*	700	29,785
Automatic Data Processing, Inc.	3,361	116,862
Checkfree Corp.*	370	4,211
Concord EFS, Inc.*	2,826	44,877
Deluxe Corp.	299	13,473
DST Systems, Inc.*	425	12,525
First Data Corp.	4,094	114,427
Fiserv, Inc.*	1,023	28,726
Jack Henry & Associates	422	5,245
Paychex, Inc.	1,864	45,332
Sungard Data Systems, Inc.*	1,533	29,817
		446,883

Financial Information Services - 0.2%
Dow Jones & Co., Inc.	190	7,298
Dun & Bradstreet Corp.*	402	13,511
Moody's Corp.	692	33,562
		54,371

Financial Miscellaneous - 3.5%
AMBAC Financial Group, Inc.	600	32,334
Fannie Mae	5,409	322,052
Fidelity National Financial, Inc.	502	14,422
Freddie Mac	3,782	211,414
H & R Block, Inc.	908	38,145
Harris Corp.	300	10,047
IndyMac Bancorp., Inc.*	300	5,781
Jefferies Group, Inc.	100	3,816
MBIA, Inc.	853	34,077
MBNA Corp.	6,146	112,963
MGIC Investment Corp.	532	21,722
Nationwide Financial Services	100	2,670
Providian Financial Corp.	1,564	7,664
Radian Group, Inc.	510	16,657
		833,764

Foods - 1.8%
American Italian Pasta Co.*	100	$3,569
Dreyer's Grand Ice Cream, Inc.	100	6,986
General Mills, Inc.	1,956	86,885
H.J. Heinz Co.	1,938	64,671
Hershey Foods Corp.	517	32,080
Kellogg Co.	1,335	44,389
Lancaster Colony Corp.	200	8,424
McCormick & Co., Inc.	700	15,960
Performance Food Group Co.*	200	6,792
Sysco Corp.	3,589	101,892
Tootsie Roll Industries, Inc.	106	3,150
William Wrigley Jr. Co.	837	41,423
		416,221

Health & Personal Care - 0.4%
Alberto-Culver Co.	100	4,903
Apria Healthcare Group, Inc.*	337	7,940
Express Scripts, Inc.*	372	20,282
Lincare Holdings, Inc.*	620	19,245
McKesson Corp.	1,474	41,758
Omnicare, Inc.	512	10,813
		104,941

Health Care Facilities - 0.5%
DaVita, Inc.*	367	8,661
Health Management Associates, Inc.*	1,278	25,841
Healthsouth Corp.*	2,109	8,752
Laboratory Corp. of America Holdings, Inc.*	816	27,564
LifePoint Hospitals, Inc.*	157	4,897
Pharmaceutical Product Development, Inc.*	302	5,841
Quest Diagnostics, Inc.*	396	24,366
Renal Care Group, Inc.*	300	9,867
		115,789

Health Care Management Services - 0.9%
Accredo Health, Inc.*	200	9,531
AdvancePCS*	478	10,769
Caremark Rx, Inc.*	1,321	22,457
Cerner Corp.*	122	4,296
Coventry Health Care, Inc.*	200	6,500
First Health Group Corp.*	496	13,452
Health Net, Inc.*	641	13,749
IMS Health, Inc.	1,499	22,440
Mid Atlantic Medical Services*	300	10,860
Orthodontic Centers of America, Inc.*	283	3,028
Oxford Health Plans*	436	16,978
Universal Health Services*	260	13,299
WebMD Corp.*	1,594	8,050
Wellpoint Health Networks*	800	58,640
		214,049

Home Builders - 0.2%
DR Horton, Inc.	741	$13,798
KB Home	200	9,768
MDC Holdings, Inc.	100	3,530
Pulte Homes, Inc.	313	13,343
Ryland Group, Inc.	100	3,717
		44,156

Hotel / Motel - 0.0%
Extended Stay America, Inc.*	410	5,207

Household Equipment & Products - 0.1%
Black & Decker Corp.	400	16,772
Stanley Works	500	16,335
		33,107

Household Furnishings - 0.3%
Ethan Allen Interiors, Inc.	166	5,372
Furniture Brands International, Inc.*	322	7,390
La-Z-Boy, Inc.	300	6,960
Newell Rubbermaid, Inc.	1,479	45,656
		65,378

Household Products - Non-Durable - 0.7%
Blyth, Inc.	200	5,580
Church & Dwight, Inc.	200	6,630
Kimberly-Clark Corp.	2,800	158,592
		170,802

Identified Control & Filter Devices - 0.3%
American Power Conversion*	984	9,407
Flowserve Corp.*	267	2,670
Hubbell, Inc.	250	7,268
Pall Corp.	642	10,137
Parker Hannifin Corp.	615	23,499
Roper Industries, Inc.	136	4,692
Waters Corp.*	677	16,417
		74,090

Insurance - Life - 0.4%
Anthem, Inc.*	800	52,000
Jefferson-Pilot Corp.	784	31,438
Mony Group, Inc.	216	5,329
StanCorp Financial Group, Inc.	200	10,580
		99,347

Insurance - Multi-Line - 4.7%
Aflac, Inc.	2,847	87,374
Allmerica Financial Corp.	270	3,240
American International Group, Inc.	12,530	685,391
American National Insurance Co.	100	6,901
AON Corp.	1,317	26,985
Arthur J. Gallagher & Co.	500	12,325

Brown & Brown, Inc.	300	$9,000
Cigna Corp.	762	53,912
Cincinnati Financial Corp.	712	25,333
Hartford Financial Services, Inc.	1,348	55,268
Lincoln National Corp.	1,031	31,497
PartnerRe Ltd.	236	11,371
Protective Life Corp.	300	9,231
Safeco Corp.	665	21,134
St. Paul Co.'s, Inc.	1,224	35,153
Torchmark Corp.	700	23,982
Unitrin, Inc.	250	7,675
UnumProvident Corp.	1,158	23,565
		1,129,337

Insurance - Property & Casualty - 1.2%
ACE Ltd.	1,400	41,454
Chubb Corp.	973	53,350
Commerce Group, Inc.	200	6,472
Erie Indemnity Co.	200	8,332
Everest Re Group, Ltd.	300	16,458
HCC Insurance Holdings, Inc.	344	8,259
Leucadia National Corp.	200	6,800
Mercury General Corp.	100	4,280
Ohio Casualty Corp.*	300	4,884
PMI Group, Inc.	500	13,605
Progressive Corp.	1,000	50,630
RenaissanceRe Holdings Ltd.	325	12,282
Transatlantic Holdings, Inc.	100	6,645
WR Berkley Corp.	200	6,800
XL Capital Ltd.	700	51,450
		291,701

Investment Management Companies - 0.4%
Affiliated Managers Group, Inc.*	98	4,372
Allied Capital Corp.	604	13,221
American Capital Strategies Ltd.	200	3,768
Eaton Vance Corp.	300	8,292
Federated Investors, Inc.	531	14,332
Neuberger Berman, Inc.	354	9,540
SEI Investments Co.	400	9,552
Stilwell Financial, Inc.	1,170	14,122
T. Rowe Price Group, Inc.	643	16,049
Waddell & Reed Financial, Inc.	400	7,064
		100,312

Leisure Time - 0.0%
Callaway Golf Co.	400	4,160
Nautilus Group, Inc.*	200	3,900
		8,060

Machinery - Agricultural - 0.3%
Deere & Co.	1,338	60,812

Machinery - Construction & Mining - 0.0%
Terex Corp.*	200	$3,380

Machinery - Diversified - 0.0%
AGCO Corp.	400	9,280

Machinery - Engines - 0.0%
Cummins, Inc.	200	4,724

Machinery - Oil Well Equipment & Services - 0.2%
Cooper Cameron Corp.*	270	11,275
Key Energy Services, Inc.*	546	4,303
Patterson-UTI Energy, Inc.*	435	11,097
Smith International, Inc.*	520	15,241
		41,916

Machinery - Pumps - 0.0%
Graco, Inc.	200	4,960

Manufactured Housing - 0.0%
Clayton Homes, Inc.	540	5,929

Medical & Dental Instruments & Supplies - 1.7%
Beckman Coulter, Inc.	300	11,610
Becton Dickinson & Co.	1,435	40,754
Biomet, Inc.	1,486	39,572
Boston Scientific Corp.*	1,572	49,612
Cytyc Corp.*	707	7,579
Dentsply International, Inc.	400	16,068
Edwards Lifesciences Corp.*	360	9,212
Guidant Corp.*	1,657	53,538
Henry Schein, Inc.*	287	15,139
Idexx Laboratories, Inc.*	200	6,190
Invacare Corp.	130	4,453
Patterson Dental Co.*	300	15,354
Resmed, Inc.*	120	3,432
Respironics, Inc.*	200	6,402
St. Jude Medical, Inc.*	900	32,130
Stryker Corp.	762	43,891
Techne Corp.*	200	6,558
Zimmer Holdings, Inc.*	1,100	42,174
		403,668

Milling - Fruit & Grain Production - 0.1%
Corn Products International, Inc.	200	5,750

Metal Fabricating - 0.1%
Grant Prideco, Inc.*	580	4,953
Worthington Industries	400	7,480
		12,433

Miscellaneous Business & Consumer Discretionary - 0.1%
E.W. Scripps Co.	200	13,860

Miscellaneous Equipment - 0.1%
W.W. Grainger, Inc.	439	$18,680

Multi-Sector Companies - 0.4%
Carlisle Co.'s, Inc.	150	5,502
Illinois Tool Works, Inc.	1,435	83,704
Teleflex, Inc.	152	6,928
		96,134

Natural Gas - 0.0%
Oneok, Inc.	300	5,670

Office Furniture & Business Equipment - 0.5%
Diebold, Inc.	360	11,851
Herman Miller, Inc.	436	7,743
HON Industries	300	7,635
Lexmark International, Inc.*	672	31,584
Pitney Bowes, Inc.	1,292	39,393
Xerox Corp.*	3,872	19,167
		117,373

Office Supplies - 0.1%
Avery Dennison Corp.	488	27,806

Oil - Crude Producers - 0.2%
Chesapeake Energy Corp.	845	5,577
EOG Resources, Inc.	600	21,576
Pioneer Natural Resources Co.*	610	14,793
XTO Energy, Inc.	615	12,675
		54,621

Oil & Gas - Exploration & Production - 0.0%
FMC Technologies, Inc.*	300	5,028
Seacor Smit, Inc.*	100	4,099
		9,127

Paper & Forest Products - 0.2%
Weyerhaeuser Co.	1,200	52,524

Photography / Imaging - 0.2%
Eastman Kodak Co.	1,600	43,584

Production Technology Equipment - 0.9%
Agilent Technologies, Inc.*	2,347	30,652
Applied Materials, Inc.*	8,966	103,557
Axcelis Technologies, Inc.*	529	2,582
Cognex Corp.*	200	2,782
Credence Systems Corp.*	300	2,598
Cymer, Inc.*	150	2,796
KLA-Tencor Corp.*	1,016	28,387
Lam Research Corp.*	700	6,230
Novellus Systems, Inc.*	730	15,191
Teradyne, Inc.*	972	9,331
Varian Semiconductor Equipment, Inc.*	142	2,335
		206,441

Publishing - Miscellaneous - 0.4%
John Wiley & Sons, Inc., Class A	250	$5,502
McGraw-Hill Co.'s, Inc.	1,062	65,016
Meredith Corp.	132	5,683
R.R. Donnelley & Sons Co.	619	14,553
Scholastic Corp.*	134	5,987
		96,741

Publishing - Newspapers - 0.3%
Belo Corp.	501	10,962
Lee Enterprises, Inc.	200	6,572
Media General, Inc.	100	5,085
New York Times Co.	685	31,133
Washington Post	18	11,682
		65,434

Radio & Television Broadcasters - 0.3%
COX Radio, Inc.*	200	5,232
Entercom Communications Corp.*	160	7,579
Hispanic Broadcasting Corp.*	200	3,730
Univision Communications, Inc.*	910	20,748
USA Interactive, Inc.*	1,526	29,574
		66,863

Railroads - 0.0%
Kansas City Southern Industries, Inc.*	300	3,720

Real Estate - 0.0%
Catellus Development Corp.*	400	7,380

Recreational Vehicles & Boats - 0.3%
Harley-Davidson, Inc.	1,640	76,178

Rental & Leasing Services - Commercial - 0.0%
United Rentals, Inc.*	300	2,532

Restaurants - 0.5%
Brinker International, Inc.*	541	14,012
CEC Entertainment, Inc.*	124	4,230
Cheesecake Factory, Inc. (The)*	200	5,966
Darden Restaurants, Inc.	883	21,404
Krispy Kreme Doughnuts, Inc.*	200	6,252
Outback Steakhouse, Inc.*	350	9,618
Ruby Tuesday, Inc.	300	5,634
Starbucks Corp.*	2,075	42,973
		110,089

Retail - 5.0%
Amazon.Com, Inc.*	1,349	21,490
Barnes & Noble, Inc.*	250	5,290
Bed Bath & Beyond, Inc.*	1,577	51,363
Best Buy Co., Inc.*	1,473	32,863
Borders Group, Inc.*	400	6,320
CDW Computer Centers, Inc.*	360	15,250
Costco Wholesale Corp.*	2,482	$80,342
Dollar General Corp.	1,269	17,030
Dollar Tree Stores, Inc.*	596	13,136
Expedia, Inc.*	100	5,065
Family Dollar Stores, Inc.	915	24,595
Fastenal Co.	340	10,737
Gap, Inc. (The)	3,440	37,324
Hollywood Entertainment Corp.*	300	4,356
Home Depot, Inc.	12,868	335,855
Insight Enterprises, Inc.*	200	2,030
J.C. Penney Co., Inc.	1,457	23,195
Kohl's Corp.*	1,614	98,147
Linens 'N Things, Inc.*	200	3,674
Lowe's Co.'s, Inc.	3,868	160,135
Nordstrom, Inc.	545	9,777
Office Depot, Inc.*	1,716	21,176
O'Reilly Automotive, Inc.*	313	8,958
PETsMART, Inc.*	600	10,686
Regis Corp.	200	5,658
Ross Stores, Inc.	400	14,256
Saks, Inc.*	626	6,592
Staples, Inc.*	2,504	32,026
Target Corp.	4,462	131,718
Williams-Sonoma, Inc.*	500	11,815
		1,200,859

Savings & Loans - 1.5%
Astoria Financial Corp.	400	9,760
Commercial Federal Corp.	221	4,811
Downey Financial Corp.	100	3,425
Golden State Bancorp., Inc.	609	19,683
Golden West Financial Corp.	698	43,402
Greenpoint Financial Corp.	500	20,870
Hudson City Bancorp., Inc.	400	6,492
Independence Community Bank	300	7,527
New York Community Bancorp., Inc.	496	13,972
Peoples Bank Bridgeport	300	6,729
Sovereign Bancorp., Inc.	1,392	17,957
Staten Island Bancorp., Inc.	300	5,220
Washington Federal, Inc.	379	8,457
Washington Mutual, Inc.	5,282	166,225
Webster Financial Corp.	316	10,611
		345,141

Scientific Equipment & Supplies - 0.2%
Apogent Technologies, Inc.*	600	11,196
Applied Biosystems Group - Applera Corp.	1,133	20,734
Varian, Inc.*	200	5,522
		37,452

Securities Brokers & Services - 0.6%
A.G. Edwards, Inc.	400	$12,792
Charles Schwab Corp.	5,658	49,225
E*trade Group, Inc.*	1,991	8,860
First American Corp.	359	7,334
Franklin Resources, Inc.	757	23,543
Investment Technology Group, Inc.*	308	9,012
LaBranche & Co., Inc.*	318	6,439
Legg Mason, Inc.	300	12,768
		129,973

Services - Commercial - 1.7%
Arbitron, Inc.*	200	6,820
BearingPoint, Inc.*	756	4,884
ChoicePoint, Inc.*	466	16,608
Convergys Corp.*	895	13,452
Corinthian Colleges, Inc.*	200	7,548
Corporate Executive Board Co.*	152	4,340
eBay, Inc.*	916	48,374
Education Management Corp.*	100	4,427
FedEx Corp.	1,524	76,307
Getty Images, Inc.*	200	4,012
Iron Mountain, Inc.*	469	11,720
Manpower, Inc.	435	12,763
Pennzoil - Quaker State Co.	447	9,820
Pittston Brink's Group	329	7,370
Robert Half International, Inc.*	976	15,489
TMP Worldwide, Inc.*	500	4,500
United Parcel Service, Inc.	2,474	154,699
Viad Corp.	489	9,990
		413,123

Shoes - 0.0%
Reebok International, Ltd.*	237	5,937

Soaps & Household Chemicals - 0.7%
Colgate-Palmolive Co.	2,982	160,879
Dial Corp. (The)	520	11,159
		172,038

Steel - 0.0%
Harsco Corp.	200	5,438

Telecommunications Equipment - 0.0%
Andrew Corp.*	510	3,341
Crown Castle International Corp.*	1,102	2,391
Polycom, Inc.*	500	3,395
		9,127

Textiles and Apparel Manufacturers - 0.1%
Liz Claiborne, Inc.	540	13,473
Tommy Hilfiger Corp.*	500	4,675
		18,148

Tools - 0.0%
Kennametal, Inc.	200	$6,424

Transportation Miscellaneous - 0.1%
CH Robinson Worldwide, Inc.	447	12,029

Truckers - 0.1%
CNF, Inc.	250	7,847
Swift Transportation Co. Inc.*	300	4,680
USFreightways Corp.	100	2,868
		15,395

Utilities - Cable Television & Radio - 0.7%
Cablevision Systems Corp.*	968	8,770
Charter Communications, Inc.*	1,601	2,978
Comcast Corp.*	5,017	104,655
COX Communications, Inc.*	1,055	25,942
Echostar Communications Corp.*	1,314	22,732
		165,077

Utilities - Electrical - 0.2%
AES Corp.*	2,537	6,368
Cleco Corp.	300	4,041
Hawaiian Electric Industries	200	8,620
IDACORP, Inc.	200	4,866
Mirant Corp.*	2,200	4,862
OGE Energy Corp.	400	6,748
Puget Energy, Inc.	500	10,205
Sierra Pacific Resources	538	3,282
		48,992

Utilities - Gas Distribution - 0.4%
AGL Resources, Inc.	320	7,069
KeySpan Corp.	807	27,035
Kinder Morgan, Inc.	500	17,725
Nicor, Inc.	200	5,640
Peoples Energy Corp.	157	5,289
Piedmont Natural Gas Co., Inc.	141	5,001
Questar Corp.	456	10,415
WGL Holdings, Inc.	300	7,173
		85,347

Utilities - Gas Pipelines - 0.0%
Equitable Resources, Inc.	289	9,985

Utilities - Miscellaneous - 0.0%
MDU Resources Group, Inc.	400	9,132

Utilities - Telecommunications - 3.1%
Alltel Corp.	1,611	64,649
AT&T Wireless Services, Inc.*	10,932	45,040
BellSouth Corp.	10,183	186,960
CenturyTel, Inc.	684	15,342
Citizens Communications Co.*	1,493	10,123
Nextel Communications, Inc.*	4,247	$32,065
SBC Communications, Inc.	18,144	364,694
Telephone & Data Systems, Inc.	260	13,117
		731,990

Utilities - Water - 0.1%
American Water Works, Inc.	496	22,151
Philadelphia Suburban Corp.	300	6,090
		28,241

Wholesalers - 0.1%
BJ's Wholesale Club, Inc.*	370	7,034
Hughes Supply, Inc.	100	2,914
Tech Data Corp.*	260	6,864
United Stationers, Inc.*	200	5,260
		22,072

Total Equity Securities (Cost $36,989,535)		23,235,469

	Principal
U. S. Treasury Obligations - 0.8%	Amount
U.S. Treasury Bill, 1.635%, 2/27/03#	$200,000	198,647

Total U.S. Treasury Obligations (Cost $198,647)		198,647

U.S. Government Agencies
and Instrumentalities - 1.3%
Federal Home Loan Bank Discount Notes, 1.85%, 10/1/02	300,000	300,000

Total U.S. Government Agencies
and Instrumentalities (Cost $300,000)		300,000

TOTAL INVESTMENTS (Cost $37,488,182) - 99.6%		23,734,116
Other assets and liabilities, net - 0.4%		105,082
Net Assets - 100%		$23,839,198

Net Assets Consist of:
Paid-in capital applicable to the following shares of common stock,
250,000,000 shares of $0.01 par value authorized for Class A, Class B,
Class C and Class I combined:
Class A: 2,355,439 shares outstanding	$26,597,769
Class B: 157,766 shares outstanding	1,764,601
Class C: 188,728 shares outstanding	2,230,772
Class I: 479,051 shares outstanding	11,167,078
Undistributed net investment income	76,496
Accumulated net realized gain (loss) on investments	(4,211,307)
Net unrealized appreciation (depreciation) on investments	(13,786,211)

Net Assets	$23,839,198

Net Asset Value Per Share
Class A (based on net assets of $17,662,655)	$7.50
Class B (based on net assets of $1,163,664)	$7.38
Class C (based on net assets of $1,390,504)	$7.37
Class I (based on net assets of $3,622,375)	$7.56

			Underlying	Unrealized
	# of	Expiration	Face Amount	Appreciation
Futures	Contracts	Date	at Value	(Depreciation)
Purchased:
S&P 500 Index#	3	12/02	$611,250	($32,145)

*	Non-income producing.
#	Futures collateralized by 200,000 units of U.S. Treasury Bills.

See notes to financial statements.

Statement of Operations

Year ended September 30, 2002

Net Investment Income
Investment Income:
Dividend income (net of foreign taxes withheld of $47)	$305,830
Interest income	12,936
Total investment income	318,766

Expenses:
Investment advisory fee	64,597
Transfer agency fees and expenses	64,705
Distribution Plan expenses:
Class A	53,194
Class B	11,960
Class C	16,340
Directors' fees and expenses	9,020
Administrative fees	58,844
Accounting fees	35,574
Custodian fees	116,782
Registration fees	42,959
Reports to shareholders	6,400
Professional fees	11,283
Miscellaneous	4,641
Total expenses	496,299
Reimbursement from Advisor:
Class A	(188,229)
Class B	(19,999)
Class C	(18,991)
Class I	(37,110)
Fees paid indirectly	(5,605)
Net expenses	226,365

Net Investment Income	92,401

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	(2,440,541)
Futures	(83,350)
(2,523,891)

Change in unrealized appreciation or (depreciation) on:
Investments	(4,585,802)
Futures	(44,338)
(4,630,140)

Net Realized and Unrealized Gain
(Loss) on Investments	(7,154,031)

Increase (Decrease) in Net Assets
Resulting From Operations	($7,061,630)

See notes to financial statements.

Statements of Changes in Net Assets

	Year Ended	Year Ended
	September 30,	September 30,
Increase (Decrease) in Net Assets	2002	2001
Operations:
Net investment income	$92,401	$111,805
Net realized gain (loss) on investments	(2,523,891)	(1,517,459)
Change in unrealized appreciation (depreciation)	(4,630,140)	(8,971,923)

Increase (Decrease) in Net Assets
Resulting From Operations	(7,061,630)	(10,377,577)
Distributions to shareholders from:
Net investment income:
Class A shares	(72,846)	(16,224)
Class B shares	(1,029)	(213)
Class C shares	(1,442)	(402)
Class I shares	(19,682)	(55,310)
Total distributions	(94,999)	(72,149)
Capital share transactions:
Shares sold:
Class A shares	7,748,943	21,224,180
Class B shares	863,059	872,517
Class C shares	859,470	1,510,175
Class I shares	415,898	1,100,000
Reinvestment of distributions:
Class A shares	71,093	14,969
Class B shares	826	169
Class C shares	547	402
Class I shares	19,683	55,309
Shares redeemed:
Class A shares	(3,545,353)	(1,448,719)
Class B shares	(187,153)	(26,334)
Class C shares	(291,736)	(81,004)
Class I shares	--	(10,424,812)
Total capital share transactions	5,955,277	12,796,852

Total Increase (Decrease) in Net Assets	(1,201,352)	2,347,126

Net Assets
Beginning of year	25,040,550	22,693,424
End of year (including undistributed net investment
income of $76,496 and $79,094, respectively.)	$23,839,198	$25,040,550

See notes to financial statements.
	Year Ended	Year Ended
	September 30,	September 30,
Capital Share Activity	2002	2001
Shares sold:
Class A shares	785,420	1,876,101
Class B shares	88,691	75,684
Class C shares	85,656	128,391
Class I shares	40,655	102,108
Reinvestment of distributions:
Class A shares	6,434	1,211
Class B shares	75	14
Class C shares	50	33
Class I shares	1,771	4,468
Shares redeemed:
Class A shares	(359,618)	(121,768)
Class B shares	(20,593)	(2,194)
Class C shares	(34,491)	(6,367)
Class I shares	--	(1,003,351)
Total capital share activity	594,050	1,054,330

See notes to financial statements.

Notes to Financial Statements

Note A -- Significant Accounting Policies

General: The Calvert Social Index Fund (the "Fund"), the sole series of Calvert Social Index Series, Inc., is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers four classes of shares of capital stock. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. Class I shares have no front-end or deferred sales charge. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. Securities listed or traded on a national securities exchange are valued at the last reported sale price. Unlisted securities and listed securities for which the last sale price is unavailable are valued at the most recent bid price or based on a yield equivalent obtained from the securities' market maker. The Fund may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Directors.

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. The Fund maintains securities with a value equal to its obligation under each contract. Initial margin deposits of either cash or securities are made upon entering into futures contracts; thereafter, variation margin payments are made or received daily reflecting the change in market value.  Unrealized or realized gains and losses are recognized based on the change in market value. Risks of futures contracts arise from the possible illiquidity of the futures markets and the movement in the value of the investment or in interest rates.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized, over the lives of the respective securities. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes:  No provision for federal income or excise tax is required since the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Audit Guide Implementation:  In November 2000, the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Fund has implemented the provisions of the Guide, as required on October 1, 2001. The implementation did not have a material impact on the Fund's financial statements.

Note B -- Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Ameritas Acacia Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Directors of the Fund. For its services, the Advisor receives an annual fee, payable monthly, of .225% of the Fund's average daily net assets. Under the terms of the agreement, $6,850 was payable at year end.

The Advisor has agreed to limit annual fund operating expenses (net of expense offset arrangements) through January 31, 2003. The contractual expense cap is .75% for Class A, 1.75% for Class B, 1.75% for Class C and .375% for Class I. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, extraordinary expenses and capital items. For the year ended September 30, 2002, the Advisor contractually reimbursed the Fund for expenses of $264,329.

Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, of .225% for Class A, Class B, and Class C shares and .10% for Class I shares based on their average daily net assets. Under the terms of the agreement, $4,342 was payable at year end.

Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Distribution Plans, adopted by Class A, Class B and Class C shares, allow the Fund to pay the Distributor for expenses and services associated with distribution of shares. The expenses paid may not exceed .25%, 1.00% and 1.00% annually of average daily net assets of each Class A, Class B and Class C, respectively. Class I does not have Distribution Plan expenses. Under the terms of the agreement, $6,149 was payable at year end.

The Distributor received $13,126 as its portion of commissions charged on sales of the Fund's Class A shares for the year ended September 30, 2002.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CSSI received fees of $11,339 for the year ended September 30, 2002. Under the terms of the agreement, $1,016 was payable at year end. National Financial Data Services, Inc., is the transfer and dividend disbursing agent.

Each Director of the Fund who is not an employee of the Advisor or its affiliates receives an annual retainer of $1,000.

Note C -- Investment Activity

During the year, purchases and sales of investments, other than short-term securities, were $8,819,560 and $2,416,227, respectively.

The cost of investments owned at September 30, 2002 for federal income tax purposes was $38,631,808. Net unrealized depreciation aggregated $14,897,692, of which $973,201 related to appreciated securities and $15,870,893 related to depreciated securities. Net realized capital loss carryforwards for federal income tax purposes of $115,227 and $1,114,446 at September 30, 2002 may be utilized to offset future capital gains until expiration in September 2009, and September 2010, respectively. The Fund intends to elect to defer $1,870,154 of post-October losses to fiscal year ending September 30, 2003. Such losses will expire in 2011.

The tax character of dividends and distributions paid during the years ended September 30, 2002, and September 30, 2001 were as follows:

Distributions paid from:	2002	2001
Ordinary income	$94,999	$72,149
Long-term capital gain	--	--
Total	$94,999	$72,149

As of September 30, 2002, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Undistributed income	$76,496
Capital loss carryforward	(1,229,673)
Unrealized appreciation (depreciation)	(14,897,692)
($16,050,869)

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the statement of net assets are primarily due to wash sales.

The Fund designates 100% of the dividends paid from investment company taxable income during the fiscal year end September 30, 2002 as eligible for the dividend received deduction available to certain corporations.

Note D -- Line of Credit

A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund's Balanced and Enhanced Equity Portfolios, the CVS Calvert Social Balanced Portfolio and the CVS Ameritas Index 500 Portfolio) and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The Fund had no loans outstanding pursuant to this line of credit at September 30, 2002. For the year ended September 30, 2002, borrowings by the Fund under the Agreement were as follows:

	Weighted		Month of
Average	Average	Maximum	Maximum
Daily	Interest	Amount	Amount
Balance	Rate	Borrowed	Borrowed
$1,094	2.39%	$180,393	August 2002

Change in Independent Auditor (Unaudited)

In May 2002, Arthur Andersen LLP (Arthur Andersen) was dismissed as independent auditor for the Calvert Group Funds. KPMG  LLP (KPMG) was selected as the Fund's independent auditor. The Fund's selection of  KPMG as its independent auditor was recommended by the Fund's audit committee and was approved by the Fund's Board of Directors.

The reports on the financial statements audited by Arthur Andersen for the years ended September 30, 2001 and 2000 for the Funds did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Funds and Arthur Andersen on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of Arthur Andersen would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements of such years.

Financial Highlights

		Periods Ended
	September 30,	September 30,	September 30,
Class A Shares	2002	2001	2000 #
Net asset value, beginning	$9.68	$14.78	$15.00
Income from investment operations
Net investment income	.03	.04	--
Net realized and unrealized gain (loss)	(2.17)	(5.10)	(.22)
Total from investment operations	(2.14)	(5.06)	(.22)
Distributions from:
Net investment income	(.04)	(.04)	--
Total distributions	(.04)	(.04)	--
Total increase (decrease) in net asset value	(2.18)	(5.10)	(.22)
Net asset value, ending	$7.50	$9.68	$14.78

Total return*	(22.27%)	(34.31%)	(1.47%)
Ratios to average net assets:
Net investment income	.36%	.33%	.06% (a)
Total expenses	1.65%	1.84%	2.94% (a)
Expenses before offsets	.77%	.85%	1.01% (a)
Net expenses	.75%	.75%	.75% (a)
Portfolio turnover	9%	13%	10%
Net assets, ending (in thousands)	$17,663	$18,614	$2,478

		Periods Ended
	September 30,	September 30,	September 30,
Class B Shares	2002	2001	2000 #
Net asset value, beginning	$9.60	$14.77	$15.00
Income from investment operations
Net investment income (loss)	(.03)	(.07)	(.01)
Net realized and unrealized gain (loss)	(2.18)	(5.09)	(.22)
Total from investment operations	(2.21)	(5.16)	(.23)
Distributions from:
Net investment income	(.01)	(.01)	--
Total distributions	(.01)	(.01)	--
Total increase (decrease) in net asset value	(2.22)	(5.17)	(.23)
Net asset value, ending	$7.38	$9.60	$14.77

Total return*	(23.05%)	(34.96%)	(1.53%)
Ratios to average net assets:
Net investment income (loss)	(.62%)	(.66%)	(.89%) (a)
Total expenses	3.44%	5.67%	15.72% (a)
Expenses before offsets	1.77%	1.85%	2.00% (a)
Net expenses	1.75%	1.75%	1.75% (a)
Portfolio turnover	9%	13%	10%
Net assets, ending (in thousands)	$1,164	$860	$238

		Periods Ended
	September 30,	September 30,	September 30,
Class C Shares	2002	2001	2000 #
Net asset value, beginning	$9.58	$14.76	$15.00
Income from investment operations
Net investment income (loss)	(.04)	(.07)	(.02)
Net realized and unrealized gain (loss)	(2.16)	(5.09)	(.22)
Total from investment operations	(2.20)	(5.16)	(.24)
Distributions from:
Net investment income	(.01)	(.02)	--
Total distributions	(.01)	(.02)	--
Total increase (decrease) in net asset value	(2.21)	(5.18)	(.24)
Net asset value, ending	$7.37	$9.58	$14.76

Total return*	(23.00%)	(35.01%)	(1.60%)
Ratios to average net assets:
Net investment income (loss)	(.63%)	(.67%)	(.94%) (a)
Total expenses	2.93%	4.32%	12.34% (a)
Expenses before offsets	1.77%	1.85%	1.99% (a)
Net expenses	1.75%	1.75%	1.75% (a)
Portfolio turnover	9%	13%	10%
Net assets, ending (in thousands)	$1,391	$1,318	$228

		Periods Ended
	September 30,	September 30,	September 30,
Class I Shares	2002	2001	2000 #
Net asset value, beginning	$9.73	$14.81	$15.00
Income from investment operations
Net investment income	.06	.08	.03
Net realized and unrealized gain (loss)	(2.18)	(5.12)	(.22)
Total from investment operations	(2.12)	(5.04)	(.19)
Distributions from:
Net investment income	(.05)	(.04)	--
Total distributions	(.05)	(.04)	--
Total increase (decrease) in net asset value	(2.17)	(5.08)	(.19)
Net asset value, ending	$7.56	$9.73	$14.81

Total return*	(21.99%)	(34.08%)	(1.27%)
Ratios to average net assets:
Net investment income	.73%	.72%	.77% (a)
Total expenses	1.20%	1.18%	1.21% (a)
Expenses before offsets	.39%	.48%	.62% (a)
Net expenses	.38%	.38%	.38% (a)
Portfolio turnover	9%	13%	10%
Net assets, ending (in thousands)	$3,622	$4,249	$19,750

(a)	Annualized

*	Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.

#	From June 30, 2000 inception.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period.  Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet.  It lists the value of what the fund owns, is due and owes on the last day of the reporting period.  The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received.  The fund's liabilities include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid.  The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period.  The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding.  This statement is accompanied by a Schedule of Investments.  Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period.  The Statement of Net Assets includes a Schedule of Investments.  Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets.  Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets.  Paid in Capital is the money invested by shareholders and represents the bulk of net assets.  Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date.  Accumulated Realized Losses will appear as negative balances.  Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund.  Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund.  Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports.  Expense offsets (fees paid indirectly) are also shown.  Credits earned from offset arrangements are used to reduce the fund's expenses.  This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods.  Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations.  The Distribution section shows the dividend and capital gain distributions made to shareholders.  The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes.  The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed.  The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown per class of the components that affect the fund's net asset value for current and past reporting periods.  The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period.  Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value.  Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment.  Total distributions include distributions from net investment income and net realized gains.  Long-term gains are earned on securities held in the fund more than one year.  Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes.  The expense ratio is a fund's cost of doing business, disclosed in the prospectus, expressed as a percentage of net assets.  These expenses directly reduce returns to shareholders.  Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund.  Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

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Director and Officer Information Table

(Not   Applicable   to  Officers)

# of

Position

Position

Calvert

Name &

with

Start

Principal Occupation

Portfolios

Other

Date of Birth

Fund

Date

During Last 5 Years

Overseen

Directorships

REBECCA ADAMSON

DOB: 09/10/49	Director	2000	President of the national non-profit, First Nations Financial Project. Founded by her in 1980, First Nations is the only American Indian alternative development institute in the country.	8	Tom's of Maine Calvert Foundation
RICHARD L. BAIRD, JR. DOB: 05/09/48	Director	2000	Executive Vice President for the Family Health Council, Inc. in Pittsburgh, PA, a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services.	19	Chairperson, United Methodist Services for the Aging.
FREDERICK A. DAVIE, JR. DOB: 04/15/56	Director	2001	Vice-President of Public/Private Ventures since June, 2001. He was formerly Program Officer for the Ford Foundation and prior to that he served as Deputy Borough President for the Borough of Manhattan.	7	Empire State Pride Agenda National Association for Alcoholism and Drug Dependency
JOHN GUFFEY, JR. DOB: 05/15/48	Director	2000	Treasurer and Director of Silby, Guffey and Co., Inc. a venture capital firm.	21	Ariel Funds Calvert Foundation Calvert Ventures, LLC
Joy V. JOnes

DOB: 07/02/50

	Director	2000	Attorney and entertainment manager in New York City.	8
BARBARA J. KRUMSIEK DOB: 08/09/52

	Director & Senior Vice-President	2000	President, Chief Executive Officer and Vice Chairman of Calvert Group, Ltd. Prior to joining Calvert in 1997, Ms. Krumsiek had served as a Managing Director of Alliance Fund Distributors, Inc.	40	Calvert Foundation
TERRENCE J. MOLLNER, Ed.D. DOB: 12/13/44	Director	2000	Founder, Chairperson, and President of Trusteeship Institute, Inc., a diverse foundation known principally for its consultation to corporations converting to cooperative employee-ownership.	9	Hampshire County United Way Cyberlore Studies, Inc. Calvert Foundation CoopPlus of Western Mass, Inc. CoopPlus Energy Services, Inc. Stone Soup Foundation Ben & Jerry's Homemade, Inc.
SYDNEY AMARA MORRIS DOB: 09/07/49	Director	2000	She currently serves as Parish Minister to the Northwoods Unitarian Universalist Fellowship in Woodruff, WI, and the Keweenaw Unitarian Universalist Fellowship in Houghton, MI. She also has a private practice as a mediation consultant. She previously served as Senior Minister of the Unitarian Church of Vancouver and as Minister of the Unitarian-Universalist Fellowship of Ames, IA. Rev. Morris is a graduate of Harvard Divinity School.	7
CHARLES T. NASON DOB: 04/22/46	Director	2000	Vice Chairman and President of Ameritas Acacia Mutual Holding Company, and Chairman and CEO, Acacia Life Insurance Company.	7	Washington Real Estate Investment Trust Chairman, Acacia Federal Savings Bank
D. Wayne Silby, Esq.

DOB: 07/20/48

	Director & President	2000	Mr. Silby is Executive Vice-Chairman of GroupServe, Inc., a software company focused on collaborative tools. He is an officer and director of Silby, Guffey and Co., Inc.	22	Ameritas Acacia Mutual Life Insurance Company Calvert Foundation
SUSAN walker Bender, Esq. DOB: 01/29/59	Officer	2000	Assistant Vice-President and Associate General Counsel of Calvert Group, Ltd.
IVY WAFFORD DUKE, Esq. DOB: 09/07/68	Officer	2000	Assistant Vice-President and Associate General Counsel of Calvert Group, Ltd.
Daniel K. Hayes DOB: 09/09/50	Officer	2000	Vice President of Calvert Asset Management Company, Inc.
HUI PING HO, CPA DOB: 01/06/65	Officer	2000	Tax Compliance Manager of Calvert Group, Ltd. and Assistant Fund Treasurer.
reno J. Martini DOB: 01/13/50	Officer	2000	Senior Vice President of Calvert Group, Ltd., and Senior Vice President and Chief Investment Officer of Calvert Asset Management Company, Inc.
William M. Tartikoff, Esq. DOB: 08/12/47	Officer	2000	Senior Vice President, Secretary, and General Counsel of Calvert Group, Ltd.
Ronald M. Wolfsheimer, CPA DOB: 07/24/52	Officer	2000	Senior Vice President and Chief Financial Officer of Calvert Group, Ltd. and Fund Treasurer.
MICHAEL V. YUHAS JR., CPA DOB: 08/04/61	Officer	2000	Director of Fund Administration of Calvert Group, Ltd. and Fund Controller.

The address of Directors and Officers is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, except Mr. Silby's address is 1715 18th Street, N.W., Washington, DC  20009.  Ms. Krumsiek is an interested person of the Fund since she is an officer and director of the Fund's advisor and its affiliates.  Mr. Silby is an interested person of the Fund since he is a director of the parent company of the Fund's advisor.  Mr. Nason is an interested person of the Fund since he is an officer and director of the parent company of the Fund's advisor.

Additional information about the Fund's Directors can be found in the Statement of Additional Information (SAI). You can get a free copy of the SAI by contacting your broker, or the Fund at 1-800-368-2745.

Calvert Social Index Fund

To Open an Account

800-368-2748

Yields and Prices

Calvert Information Network

(24 hours, 7 days a week)

800-368-2745

Service for Existing Account

Shareholders: 800-368-2745

Brokers: 800-368-2746

TDD for Hearing Impaired

800-541-1524

Branch Office

4550 Montgomery Avenue

Suite 1000 North

Bethesda, Maryland 20814

Registered, Certified

or Overnight Mail

Calvert Group

c/o NFDS

330 West 9th Street

Kansas City, MO 64105

Web Site

http://www.calvert.com

Principal Underwriter

Calvert Distributors, Inc.

4550 Montgomery Avenue

Suite 1000 North

Bethesda, Maryland 20814

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Calvert's Family of Funds

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